SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows
	Years ended
	2017	2016	2015
	(Dollars in thousands)
Cash paid during the year for:
Interest	$113,710	$110,351	$132,780
Taxes	2,155	460	384
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	2,045	—	3,292
Maintenance payment liability applied to rent receivables and rentals received in advance	68	—	2,523
Other liabilities applied to maintenance payment liability and rent receivables	676	2,550	240
Noncash investing activities:
Aircraft improvement	192	5,245	1,587
Noncash activities in connection with purchase of aircraft	3,979	6,388	19,382
Noncash activities in connection with sale of aircraft	—	78,722	93,819